Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	5 Months Ended	8 Months Ended	12 Months Ended
		May 14, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
C000260308
Account Value [Line Items]
Line Graph and Table Measure Name						Vontobel International Equity Active ETF
Accumulated Value		$ 10,000	$ 10,508	$ 10,112	$ 10,004
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]					MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value		$ 10,000	$ 10,487	$ 11,209	$ 11,776

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).